Deferred Income	9 Months Ended
Sep. 30, 2024
Deferred Income
Deferred Income

12. Deferred Income

The following table summarizes details of deferred income at September 30, 2024 and December 31, 2023. The nature of the deferred income is described in Note 14 and 15.

	September 30,	December 31,
	2024	2023
	€1.000	€1.000
Payments from Eli Lilly	24,508	20,569
Payments from Rett Syndrome Research Trust	352	—
Current deferred income	24,860	20,569

Payments from Eli Lilly	30,728	44,170
Non-current deferred income	30,728	44,170

Total deferred income	55,588	64,739